PROPERTY, PLANT, & EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, & EQUIPMENT

8. PROPERTY, PLANT, & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	December 31, 2023	December 31, 2022
Buildings and leasehold improvements	5 to 25	$57,002	$52,442
Drilling rigs, plant and equipment	1 to 15	749,492	677,263
Office equipment (furniture and fixtures) and tools	3 to 10	16,763	15,937
Vehicles and cranes	5 to 10	14,446	15,756
Less: Accumulated depreciation		(420,812)	(323,325)
Land		11,664	11,664
Capital work in progress		14,111	11,324
Total		$442,666	$461,061

The Company recorded depreciation expense of $109.7 million, $97.0 million, and $104.1 million for the years ended December 31, 2023, December 31, 2022, and December 31, 2021, respectively, in the Consolidated Statement of Operations.